Major Events in the Period and Events After the Period - Signature of a Licensing and Partnership Agreement with Ipsen (Details) - EUR (€) € in Thousands		6 Months Ended		12 Months Ended
	Dec. 22, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disclosure Of Major Events In The Period And Events After The Period [Line Items]
+ Proceeds from issue of share capital (net)	€ 28,000	€ 0	€ 0
Genfit | Ipsen
Disclosure Of Major Events In The Period And Events After The Period [Line Items]
Proportion of ownership interest in associate (as a percent)		8.00%		8.00%